UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009

           -----------------------------------------------------

Form 13F File Number: 028-11958

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles W. Brown
        -------------------------
Title:  Vice President
        -------------------------
Phone:  248.258.9290
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Charles W. Brown                    Birmingham, MI                11/02/2006
--------------------                    --------------                ----------
    [Signature]                         [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                              ---

Form 13F Information Table Entry Total:       102

Form 13F Information Table Value Total:  $118,125 (x1000)
                                         -----------------

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
ABBOTT LABS COM                COM              002824100     2981   61385 SH       SOLE              61385
AFFILIATED COMPUTER CL A       CL A             008190100      717   13825 SH       SOLE              13825
AFLAC INC COM                  COM              001055102     3051   66675 SH       SOLE              66675
ALTRIA GROUP INC               COM              02209s103     1609   21025 SH       SOLE              21025
AMERICAN EXPRESS CO COM        COM              025816109      858   15300 SH       SOLE              15300
AMERICAN INTL GROUP COM        COM              026874107     2679   40435 SH       SOLE              40435
AMERICAN TEL&TELEG CO COM      COM              00206r102      396   12150 SH       SOLE              12150
AMGEN INC COM                  COM              031162100     2886   40350 SH       SOLE              40350
APPLEBEES INTL INC COM         COM              037899101      580   26968 SH       SOLE              26968
APPLIED MATLS INC COM          COM              038222105     1378   77731 SH       SOLE              77731
AUTOMATIC DATA PROCESS COM     COM              053015103      747   15776 SH       SOLE              15776
BANK OF AMERICA                COM              060505104     1827   34105 SH       SOLE              34105
BAXTER INTL INC COM            COM              071813109      896   19700 SH       SOLE              19700
BIOMET INC COM                 COM              090613100      766   23800 SH       SOLE              23800
BRITISH PETE PLC AMERN SH      COM              055622104      293    4470 SH       SOLE               4470
CEDAR FAIR L P DEPOSITRY UNIT  COM              150185106      430   16377 SH       SOLE              16377
CENTURYTEL INC                 COM              156700106      489   12339 SH       SOLE              12339
CHEVRONTEXACO CORP COM         COM              166764100     2066   31852 SH       SOLE              31852
CHURCH & DWIGHT INC COM        COM              171340102     2438   62325 SH       SOLE              62325
CIMAREX ENERGY CO COM          COM              171798101     1218   34600 SH       SOLE              34600
CITIGROUP INC COM              COM              172967101     1853   37309 SH       SOLE              37309
COHEN & STEERS QTY RLY COM     FUND             19247l106      303   12600 SH       SOLE              12600
COHEN & STEERS                 FUND             19247x100      328   11000 SH       SOLE              11000
COMERICA INC COM               COM              200340107      568    9980 SH       SOLE               9980
CONSTELLATION BRANDS CL A      CL A             21036p108     3176  110350 SH       SOLE             110350
COSTCO WHSL CORP NEW COM       COM              22160k105      209    4200 SH       SOLE               4200
CVS CORP COM                   COM              126650100     2432   75728 SH       SOLE              75728
DANAHER CORP DEL COM           COM              235851102     2729   39744 SH       SOLE              39744
DENTSPLY INTL INC NEW COM      COM              249030107     2103   69852 SH       SOLE              69852
DIGITAL RIV INC COM            COM              25388b104      826   16150 SH       SOLE              16150
DISNEY WALT CO DEL COM         COM              254687106      318   10280 SH       SOLE              10280
EMERSON ELEC CO COM            COM              291011104      418    4990 SH       SOLE               4990
EXELON CORP COM                COM              30161n101      241    3982 SH       DEFINED                         3982
EXXON MOBIL CORP COM           COM              30231g102     2193   32691 SH       DEFINED           28857         3834
FIRST DATA CORP COM            COM              319963104      820   19520 SH       SOLE              19520
FORD MTR CO DEL COM PAR $0.01  COM              345370860      158   19478 SH       DEFINED           19478         3982
FORTUNE BRANDS INC COM         COM              349631101      280    3724 SH       DEFINED                         3724
FRANKLIN ELEC INC COM          COM              353514102      411    7725 SH       SOLE               7725
FRANKLIN RES INC COM           ETF              354613101      693    6551 SH       SOLE               6551
GALLAHER GROUP PLC SPONSORED   ADR              363595109      261    3982 SH       DEFINED                         3982
ADR
GENERAL ELEC CO COM            COM              369604103     2602   73707 SH       SOLE              73707
GENWORTH FINL INC COM CL A     CL A             37247d106     2864   81796 SH       SOLE              81796
GRACO INC COM                  COM              384109104      754   19300 SH       SOLE              19300
HARLEY DAVIDSON INC COM        COM              412822108     1612   25688 SH       SOLE              25688
HEALTH CARE PPTY INVS COM      COM              421915109      267    8600 SH       SOLE               8600
HEALTH CARE REIT INC COM       COM              42217k106      506   12650 SH       SOLE              12650
HEALTHCARE RLTY TR COM         COM              421946104      553   14400 SH       SOLE              14400
HEWLETT PACKARD                COM              428236103      204    5570 SH       SOLE               5570
HOSPIRA INC COM                COM              441060100     1047   27354 SH       SOLE              27354
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      433    4728 SH       SOLE               4728
INDIA FD INC COM               ETF              454089103     1045   23660 SH       SOLE              23660
INTEL CORP COM                 COM              458140100      676   32839 SH       SOLE              32839
INTERNATIONAL BUS MACH COM     COM              459200101     1617   19735 SH       SOLE              19735
ISHARES INC MSCI JAPAN         ETF              464286848      624   46095 SH       SOLE              46095
ISHARES TR FTSE XNHUA IDX      ETF              464287184      440    5410 SH       SOLE               5410
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1409   20797 SH       DEFINED           17445         3352
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234      402    4155 SH       SOLE               4155
ISHARES TR RUSSELL MCP GR      ETF              464287234     1083   11223 SH       SOLE              11223
ISHARES TR RUSSELL MCP VL      ETF              464287473      578    4244 SH       SOLE               4244
ISHARES TR RUSSELL1000 GRW     ETF              464287614      327    6265 SH       SOLE               6265
ISHARES TR S&P LATIN AM 40     ETF              464287390      366    2575 SH       SOLE               2575
JOHNSON & JOHNSON COM          COM              478160104     3435   52891 SH       SOLE              52891
JOHNSON CTLS INC COM           COM              478366107      233    3241 SH       SOLE               3241
JONES APPAREL GROUP COM        COM              480074103      399   12300 SH       SOLE              12300
KIMBERLY CLARK CORP COM        COM              494368103      379    5800 SH       SOLE               5800
KINDER MORGAN ENERGY UT LTD    LIMITED          494550106     1094   24935 SH       SOLE              24935
PARTNER
LEGGETT & PLATT INC COM        COM              524660107     1716   68562 SH       DEFINED                        68562
LINEAR TECHNOLOGY CORP COM     COM              535678106      297    9550 SH       SOLE               9550
LOWES COS INC COM              COM              548661107     1727   61556 SH       SOLE              61556
MAGNA INTL INC CL A            CL A             559222401      376    5142 SH       DEFINED                         5142
MBT FINANCIAL CORP             COM              578877102     1653  111362 SH       SOLE             111362
MCDONALDS CORP COM             COM              580135101      638   16300 SH       SOLE              16300
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     2197   36550 SH       SOLE              36550
MEDTRONIC INC COM              COM              585055106     1446   31128 SH       SOLE              31128
MICROSOFT CORP COM             COM              594918104     1982   72464 SH       SOLE              72464
MONEYGRAM INTL INC COM         COM              60935y109      494   17000 SH       SOLE              17000
MORGAN J P CHASE CO INC COM    COM              46625h100      591   12576 SH       SOLE              12576
MUNIYIELD MICH INSD FD COMx    FUND             09254v105      414   28200 SH       SOLE              28200
NASDAQ 100 TR UNIT SER 1       ETF              631100104      429   10550 SH       SOLE              10550
NOVARTIS A G SPONSORED ADR     ADR              66987v106      275    4700 SH       SOLE               4700
PACTIV CORP COM                COM              695257105      242    8500 SH       SOLE               8500
PENN WEST ENERGY TR TR UNIT    COM              707885109      285    7760 SH       DEFINED            7760         9424
PEPSICO INC COM                COM              713448108     3652   55556 SH       DEFINED           53556   2000
PFIZER INC COM                 COM              717081103      345   12156 SH       SOLE              12156
PITNEY BOWES INC COM           COM              724479100      425    9579 SH       SOLE               9579
PLAYTEX PRODS INC COM          COM              72813p100      134   10000 SH       DEFINED                        10000
PROCTER & GAMBLE CO COM        COM              742718109     2932   56728 SH       DEFINED           47304         9424
QUALCOMM INC COM               COM              747525103     1250   34401 SH       SOLE              34401
STRYKER CORP COM               COM              863667101     2064   41624 SH       SOLE              41624
SYSCO CORP COM                 COM              871829107     2181   65212 SH       SOLE              65212
T ROWE PRICE GROUP INC         COM              74144t108     1249   26100 SH       SOLE              26100
UNITED PARCEL SERVICE CL B     CLB              911312106     2403   33404 SH       SOLE              33404
UNITED TECHNOLOGIES CP COM     COM              913017109     2064   32578 SH       SOLE              32578
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      569    7300 SH       SOLE               7300
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      850   17185 SH       SOLE              17185
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      628   16907 SH       DEFINED                        16907
WACHOVIA CORP COM              COM              929903102      700   12550 SH       SOLE              12550
WAL MART STORES INC COM        COM              931142103      339    6882 SH       SOLE               6882
WALGREEN                       COM              931422109     2761   65009 SH       DEFINED           58509   3500
WELLS FARGO & CO NEW COM       COM              949746101     3338   92267 SH       SOLE              92267
WYETH                          COM              983024100      651   12800 SH       SOLE              12800
ZIMMER HLDGS INC COM           COM              98956p102     1260   18667 SH       SOLE              18667